Income Taxes - Schedules (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2013	Feb. 29, 2012	May 31, 2012	May 31, 2011	May 31, 2010
Components of loss before income taxes [Abstract]
Domestic					$ (796.1)	$ (238.2)	$ (201.7)
Foreign					205.3	(826.4)	60.0
Loss before income taxes			(508.4)	(88.1)	(590.8)	(1,064.6)	(141.7)
Current:
Federal					(9.5)	(13.3)	3.9
State					3.0	11.1	0.9
Foreign					42.6	53.9	50.2
Subtotal					36.1	51.7	55.0
Deferred:
Federal					(83.6)	(43.1)	(98.7)
State					(0.9)	(51.2)	(15.7)
Foreign					(83.6)	(172.2)	(34.7)
Subtotal					(168.1)	(266.5)	(149.1)
Total income tax benefit					(132.0)	(214.8)	(94.1)
Reconciliation of statutory federal income tax rate to effective tax rate [Abstract]
U.S. statutory income tax rate	(9.60%)	161.90%	(20.90%)	(20.90%)	(35.00%)	(35.00%)	(35.00%)
State taxes, net of federal deduction					(0.50%)	(0.60%)	(8.40%)
Effect of foreign taxes					(1.10%)	(2.80%)	(19.80%)
Tax credits and other carryovers					0.10%	(0.10%)	(4.30%)
Change in liability for uncertain tax positions					(3.70%)	1.70%	9.60%
Adjustment of prior estimates, net of valuation allowance					(4.10%)	5.20%	(5.60%)
Goodwill impairment					17.30%	13.90%	0.00%
Change in tax laws and rates					(2.60%)	(4.40%)	(7.10%)
Nondeductible / nontaxable items					(3.00%)	2.60%	7.00%
Tax on foreign earnings, net of foreign tax credits					8.90%	0.50%	(0.40%)
Other					1.40%	(1.20%)	(2.40%)
Effective tax rate					(22.30%)	(20.20%)	(66.40%)
Deferred income tax assets:
Accounts receivable					22.5	19.1
Inventories					62.8	47.5
Accrued expenses					48.9	50.1
Tax benefit of net operating losses, tax credits and other carryforwards					74.9	41.5
Future benefit of uncertain tax positions					12.1	20.3
Stock-based compensation					39.1	33.3
Swap liability					29.0	36.9
Other					0.7	33.5
Deferred income tax assets					290.0	282.2
Less: Valuation allowance
Less: Valuation allowance					(45.7)	(38.1)
Total deferred income tax assets					244.3	244.1
Deferred income tax liabilities:
Property, plant, equipment and Intangibles					(1,390.4)	(1,642.0)
Unremitted foreign earnings					(36.6)	0
Other					(22.6)	(18.2)
Total deferred income tax liabilities					(1,449.6)	(1,660.2)
Total net deferred income tax liabilities					(1,205.3)	(1,416.1)
Reconciliation of beginning and ending amount of unrecognized tax benefits [Roll Forward]
Unrecognized tax benefits, beginning of period			63.0	90.9	90.9	73.8	63.1
Addition based on tax positions related to the current year					10.9	20.0	13.8
Addition (Reduction) for tax positions of prior periods					(14.8)	5.2	(2.7)
Reduction related to settlements with tax authorities					(0.1)	0	(0.2)
Reduction related to lapse of statute of limitations					(23.9)	(8.1)	(0.2)
Unrecognized tax benefits, end of period					$ 63.0	$ 90.9	$ 73.8